Financial instruments and related risk management	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Instruments [Abstract]
Financial instruments and related risk management
27.

Financial instruments and related risk management
Cameco is exposed in varying degrees to a variety of risks from its use of financial instruments. Management and the board of directors, both separately and together, discuss the principal risks of our businesses. The board sets policies for the implementation of systems to manage, monitor and mitigate identifiable risks. Cameco’s risk management objective in relation to these instruments is to protect and minimize volatility in cash flow. The types of risks Cameco is exposed to, the source of risk exposure and how each is managed is outlined below.
Market risk
Market risk is the risk that changes in market prices, such as commodity prices, foreign currency exchange rates and interest rates, will affect the Company’s earnings or the fair value of its financial instruments. Cameco engages in various business activities which expose the Company to market risk. As part of its overall risk management strategy, Cameco uses derivatives to manage some of its exposures to market risk that result from these activities.
Derivative instruments may include financial and physical forward contracts. Such contracts may be used to establish a fixed price for a commodity, an interest-bearing obligation or a cash flow denominated in a foreign currency.

Market risks are
monitored regularly against defined risk limits and tolerances.
Cameco’s actual exposure to these market risks is constantly changing as the Company’s portfolios of foreign currency and interest rate contracts change.
The types of market risk exposure and the way in which such exposure is managed are as follows:
A.

Commodity price risk
As a significant producer and supplier of uranium and nuclear fuel processing services, Cameco bears significant exposure to changes in prices for these products. A substantial change in prices will affect the Company’s net earnings and operating cash flows. Prices for Cameco’s products are volatile and are influenced by numerous factors beyond the Company’s control, such as supply and demand fundamentals and geopolitical events.
Cameco’s sales contracting strategy focuses on reducing the volatility in future earnings and cash flow, while providing both protection against decreases in market price and retention of exposure to future market price increases. To mitigate the risks associated with the fluctuations in the market price for uranium products, Cameco seeks to maintain a portfolio of uranium product sales contracts with a variety of delivery dates and pricing mechanisms that provide a degree of protection from pricing volatility.
B.

Foreign exchange risk
The relationship between the Canadian and US dollar affects financial results of the uranium business as well as the fuel services business. Sales of uranium product, conversion and fuel manufacturing services are routinely denominated in US dollars while production costs are largely denominated in Canadian dollars.
Cameco attempts to provide some protection against exchange rate fluctuations by planned hedging activity designed to smooth volatility. To

mitigate risks associated with foreign currency, Cameco enters into forward sales and option contracts to establish a price for future delivery of the foreign currency. These foreign currency contracts are not designated as hedges and are recorded at fair value with changes in fair value recognized in earnings. Cameco also has a natural hedge against US currency fluctuations because a portion of its annual cash outlays, including purchases of uranium and conversion services, is denominated in US dollars.
Cameco holds a number of financial instruments denominated in foreign currencies that expose the Company to foreign exchange risk. Cameco measures its exposure to foreign exchange risk on financial instruments as the change in carrying values that would occur as a result of reasonably possible changes in foreign exchange rates, holding all other variables constant. As of the reporting date, the Company has determined its pre-tax exposure to foreign currency exchange risk on financial instruments to be as follows based on a 5 % weakening of the Canadian dollar:
Carrying value
Currency (Cdn) Gain (loss)
Cash and cash equivalents USD $ 414,683 $ 20,734
Short-term investments USD 886,020 44,301
Accounts receivable USD 136,246 6,812
Accounts payable and accrued liabilities USD (176,746) (8,837)
Net foreign currency derivatives USD (48,251) (71,836)
A 5 % strengthening of the Canadian dollar against the currencies above at December 31, 2022 would have had an equal but opposite effect on the amounts shown above, assuming all other variables remained constant.
C.

Interest rate risk
The Company has a strategy of minimizing its exposure to interest rate risk by maintaining target levels of fixed and variable rate borrowings. The proportions of outstanding debt carrying fixed and variable interest rates are reviewed by senior management to ensure that these levels are within approved policy limits. At December 31, 2022, the proportion of Cameco’s outstanding debt that carries fixed interest rates is 92% (2021 - 92%).
Cameco was exposed to interest rate risk during the year through its interest rate swap contracts whereby fixed rate payments on a notional amount of $ 75,000,000

of the Series H senior unsecured debentures were swapped for variable rate payments.
Under the terms of the swap, Cameco makes interest payments based on the three-month Canada Dealer Offered Rate plus
an average margin of 1.3 % and receives fixed interest payments of 2.95%. At December 31, 2022, the fair value of Cameco’s interest rate swap net liability was $ 7,284,000

(2021 - $
673,000 ).
Cameco measures its exposure to interest rate risk as the change in cash flows that would occur as a result of reasonably possible changes in interest rates, holding all other variables constant. As of the reporting date, the Company has determined the impact on earnings of a 1 % increase in interest rate on its interest rate contracts to be a loss of $ 766,000 .
Counterparty credit risk
Counterparty credit risk is associated with the ability of counterparties to satisfy their contractual obligations to Cameco, including both payment and performance. The maximum exposure to credit risk, as represented by the carrying amount of the financial assets, at December 31 was:
2022 2021
Cash and cash equivalents $ 1,143,674 $ 1,247,447
Short-term investments 1,138,174 84,906
Accounts receivable [note 7] 178,088 272,220
Derivative assets [note 11] 2,807 32,098
Cash and cash equivalents
Cameco held cash and cash equivalents of $ 1,143,674,000

at December 31, 2022 (2021 - $
1,247,447,000 ). Cameco
mitigates its credit risk by ensuring that balances are held with counterparties with high credit ratings. The Company monitors the credit rating of its counterparties on a monthly basis and has controls in place to ensure prescribed exposure limits with each counterparty are adhered to.
Impairment on cash and cash equivalents has been measured on a 12-month ECL basis and reflects the short maturities of the exposures. The Company considers that its cash and cash equivalents have low credit risk based on the external credit ratings of the counterparties. Cameco has assessed its counterparty credit risk on cash and cash equivalents by applying historic global default rates to outstanding cash balances based on S&P rating. The conclusion of this assessment is that the loss allowance is insignificant.
Short-term investments
Cameco held short-term investments of $ 1,138,174,000

at December 31, 2022 (2021 - $
84,906,000 ). The Company mitigates
its credit risk by requiring that the issuer/guarantor of the investment have a minimum short-term credit rating and/or a long-
term debt rating at the time of purchase, according to the investment credit ratings as issued by DBRS or S&P,

or the
equivalent of the DBRS or S&P rating at another reputable rating agency.
In addition to the credit-rating requirement, Cameco also mitigates risk by prescribing limits by counterparty and types of investment products.
Cameco has assessed its counterparty credit risk related to short-term investments by applying historic default rates to outstanding investment balances based on S&P rating. The conclusion of this assessment is that the loss allowance is insignificant.
Accounts receivable
Cameco’s sales of uranium product, conversion and fuel manufacturing services expose the Company to the risk of non-
payment. Cameco manages the risk of non-payment by monitoring the credit-worthiness of its customers and seeking pre-
payment or other forms of payment security

from customers with an unacceptable level of credit risk.
A summary of the Company’s exposure to credit risk for trade receivables is as follows:
Carrying
value
Investment grade credit rating $ 139,708
Non-investment grade credit rating 27,980
Total gross carrying amount $ 167,688
Loss allowance -
Net $ 167,688
At December 31, 2022, there were no significant concentrations of credit risk and no amounts were held as collateral.
Historically, Cameco has experienced minimal customer defaults and, as a result, considers the credit quality of its accounts receivable to be high.
Cameco uses customer credit rating data, historic default rates and aged receivable analysis to measure the ECLs of trade receivables from corporate customers, which comprise a small number of large balances. Since the Company has not experienced customer defaults in the past, applying historic default rates in calculating ECLs, as well as considering forward-
looking information, resulted in an insignificant allowance for losses.

The following table provides information about Cameco’s aged trade receivables as at December 31, 2022:
Corporate Other
customers customers Total
Current (not past due) $ 166,361 $ 398 166,759
1-30 days past due 639 171 810
More than 30 days past due 99 20 119
Total $ 167,099 $ 589 167,688
Liquidity risk
Financial liquidity represents Cameco’s ability to fund future operating activities and investments. Cameco ensures that there is sufficient capital in order to meet short-term business requirements, after taking into account cash flows from operations and the Company’s holdings of cash and cash equivalents. The Company believes that these sources will be sufficient to cover the likely short-term and long-term cash requirements.
The table below outlines the Company’s available debt facilities at December 31, 2022:
Outstanding and
Total amount

committed

Amount available
Unsecured revolving credit facility [note 14] $ 1,000,000 $ - $ 1,000,000
Letter of credit facilities [note 14] 1,756,754 1,593,379 163,375
The tables below present a maturity analysis of Cameco’s financial liabilities, including principal and interest, based on the expected cash flows from the reporting date to the contractual maturity date:
Due in
Carrying Contractual

less than
Due in 1-3 Due in 3-5 Due after 5

amount

cash flows

1 year

years

years

years
Accounts payable and accrued liabilities $ 374,714 $ 374,714 $ 374,714 $ - $ - $ -
Long-term debt 997,000 1,000,000 - 500,000 400,000 100,000
Foreign currency contracts 51,058 51,058 23,476 27,582 - -
Interest rate contracts 7,284 7,284 2,437 2,987 1,860 -
Lease obligation [note 15] 9,287 10,314 2,681 2,595 1,718 3,320
Total contractual repayments $ 1,439,343 $ 1,443,370 $ 403,308 $ 533,164 $ 403,578 $ 103,320
Due in

less than
Due in 1-3 Due in 3-5 Due after 5
Total

1 year

years

years

years
Total interest payments on long-term debt $ 192,225 $ 37,840 $ 44,255 $ 33,780 $ 76,350
Measurement of fair values
A.

Accounting classifications and fair values
The following tables summarize the carrying amounts and accounting classifications of Cameco’s financial instruments at the reporting date:
At December 31, 2022
FVTPL
Amortized
cost
Total
Financial assets
Cash and cash equivalents $ - $ 1,143,674 $ 1,143,674
Short-term investments - 1,138,174 1,138,174
Accounts receivable [note 7] - 183,944 183,944
Derivative assets [note 11]
Foreign currency contracts 2,807 - 2,807
$ 2,807 $ 2,465,792 $ 2,468,599
Financial liabilities
Accounts payable and accrued liabilities [note 13] $ - $ 374,714 $ 374,714
Lease obligation [note 15] - 9,287 9,287
Derivative liabilities [note 15]
Foreign currency contracts 51,058 - 51,058
Interest rate contracts 7,284 - 7,284
Long-term debt [note 14] - 997,000 997,000
58,342 1,381,001 1,439,343
Net $ (55,535) $ 1,084,791 $ 1,029,256
At December 31, 2021
FVTPL
Amortized
cost
Total
Financial assets
Cash and cash equivalents $ - $ 1,247,447 $ 1,247,447
Short-term investments - 84,906 84,906
Accounts receivable [note 7] - 276,139 276,139
Derivative assets [note 11]
Foreign currency contracts 31,534 - 31,534
Interest rate contracts 564 - 564
$ 32,098 $ 1,608,492 $ 1,640,590
Financial liabilities
Accounts payable and accrued liabilities [note 13] $ - $ 340,458 $ 340,458
Lease obligation [note 15] - 4,872 4,872
Derivative liabilities [note 15]
Foreign currency contracts 3,760 - 3,760
Interest rate contracts 1,237 - 1,237
Long-term debt [note 14] - 996,250 996,250
4,997 1,341,580 1,346,577
Net $ 27,101 $ 266,912 $ 294,013
Cameco has pledged $ 239,000,000

of cash as security against certain of its letter of credit facilities. This cash is being used as collateral for an interest rate reduction on the letter of credit facilities. The collateral account has a term of five years effective July 1, 2018. Cameco retains full access to this cash.
Cameco has issued guarantees to certain banks in respect of the credit facilities granted to various subsidiaries. These facilities consist of daily overdraft limits and credit lines. At December 31, 2022 the Company has issued guarantees of up to
$ 179,700,000

($
132,600,000

(US)), which is the maximum amount the Company could be exposed to at any point in time.
During 2021, Cameco divested of its investments in equity securities. The fair value at the date of derecognition and the cumulative gain or loss on disposal for the year ended December 31, 2021 were as follows:
Fair Value Gain (loss)
Investment in Denison Mines Corp. $ 34,827 $ 15,257
Investment in UEX Corporation 19,605 8,758
Investment in ISO Energy Ltd. 10,756 8,078
Investment in GoviEx 3,558 2,996
Other 265 (750)
$ 69,011 $ 34,339
The gains were presented net of tax. Cameco elected to transfer these cumulative net gains from equity investments at FVOCI to retained earnings in the statement of changes in equity.
Cameco has not irrevocably designated a financial asset that would otherwise meet the requirements to be measured at amortized cost at FVOCI or FVTPL to eliminate or significantly reduce an accounting mismatch that would otherwise arise.
The following tables summarize the carrying amounts and level 2 fair value measurements of Cameco’s financial instruments:
As at December 31, 2022
Carrying value Fair value
Derivative assets [note 11]
Foreign currency contracts $ 2,807 $ 2,807
Derivative liabilities [note 15]
Foreign currency contracts (51,058) (51,058)
Interest rate contracts (7,284) (7,284)
Long-term debt [note 14] (997,000) (1,014,010)
Net

$ (1,052,535) $ (1,069,545)
As at December 31, 2021
Carrying value Fair value
Derivative assets [note 11]
Foreign currency contracts $ 31,534 $ 31,534
Interest rate contracts 564 564
Derivative liabilities [note 15]
Foreign currency contracts (3,760) (3,760)
Interest rate contracts (1,237) (1,237)
Long-term debt [note 14] (996,250) (1,103,978)
Net $ (969,149) $ (1,076,877)
The preceding tables exclude fair value information for financial instruments whose carrying amounts are a reasonable approximation of fair value. The carrying values of Cameco’s cash and cash equivalents, short-term investments, accounts receivable, and accounts payable and accrued liabilities approximate their fair values as a result of the short-term nature of the instruments.
There were no transfers between level 1 and level 2 during the period. Cameco does not have any financial instruments that are classified as level 3 as of the reporting date.
B.

Financial instruments measured at fair value
Cameco measures its derivative financial instruments and long-term debt at fair value. Derivative financial instruments and long-term debt are classified as a recurring level 2 fair value measurement.

The fair value of Cameco’s long-term debt is determined using quoted market yields as of the reporting date, which ranged from 3.3 % to 4.2% (2021 - 1.1 % to 1.7
%).

Foreign currency derivatives consist of foreign currency forward contracts, options and swaps. The fair value of foreign currency options is measured based on the Black Scholes option-pricing model. The fair value of foreign currency forward contracts and swaps is measured using a market approach, based on the difference between contracted foreign exchange rates and quoted forward exchange rates as of the reporting date.

Interest rate derivatives consist of interest rate swap contracts. The fair value of interest rate swaps is determined by discounting expected future cash flows from the contracts. The future cash flows are determined by measuring the difference between fixed interest payments to be received and floating interest payments to be made to the counterparty based on
Canada Dealer Offer Rate forward interest rate curves.
Where applicable, the fair value of the derivatives reflects the credit risk of the instrument and includes adjustments to take into account the credit risk of the Company and counterparty. These adjustments are based on credit ratings and yield curves observed in active markets at the reporting date.
Derivatives
The following table summarizes the fair value of derivatives and classification on the consolidated statements of financial position:
2022 2021
Non-hedge derivatives:
Foreign currency contracts $ (48,251) $ 27,774
Interest rate contracts (7,284) (673)
Net $ (55,535) $ 27,101
Classification:
Current portion of long-term receivables, investments and other [note 11] $ 1,331 $ 22,652
Long-term receivables, investments and other [note 11] 1,476 9,446
Current portion of other liabilities [note 15] (25,913) (378)
Other liabilities [note 15] (32,429) (4,619)
Net $ (55,535) $ 27,101
The following table summarizes the different components of the gains (losses) on derivatives included in net earnings:
2022 2021
Non-hedge derivatives:
Foreign currency contracts $ (66,360) $ 13,202
Interest rate contracts (6,589) (673)
Net $ (72,949) $ 12,529